UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

    Investment Company Act file number            811-22041

                                                                   Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

First Quarter Report

January 31, 2019

To Our Shareholders,

For the quarter ended January 31, 2019, the net asset value (NAV) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 1.9% compared with an increase of 0.3% for the Standard & Poor’s (S&P) 500 Index. The performance of the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter was 0.6%. Other classes of shares are available. See below for additional performance information for all classes.

Enclosed is the schedule of investments as of January 31, 2019.

Comparative Results

Average Annual Returns through January 31, 2019 (a)(b) (Unaudited)					Since Inception (2/28/01)

	Quarter	1 Year	5 Year	10 Year
Class A (EMAAX)	1.86%	(1.93)%	3.37%	7.45%	4.33%
With sales charge (c)	(4.00)	(7.57)	2.15	6.81	3.98
Class AAA (EAAAX)	1.83	(1.77)	3.56	7.63	4.43
Class C (EMACX)	1.74	(2.46)	2.81	6.86	3.75
With contingent deferred sales charge (d)	0.74	(3.44)	2.81	6.86	3.75
Class Y (EMAYX)	1.96	(1.53)	3.82	7.93	4.80
S&P 500 Index	0.26	(2.31)	10.96	15.00	6.54
Lipper U.S. Treasury Money Market Fund Average	0.50	1.57	0.43	0.22	1.08
ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.59	1.95	0.67	0.40	1.47

In the current prospectuses dated February 28, 2019, the Fund’s expense ratios are 1.50%, 1.70%, 2.24%, and 1.24% for the Class AAA, A, C, and Y Shares, respectively. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Share NAVs are used to calculate the performance for the periods prior to the issuance of Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher due to lower expenses associated with the share class. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)  The Fund’s fiscal year ends October 31.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 78.1%
	Aerospace and Defense — 2.7%
10,000	Arconic Inc.	$188,200
15,000	Esterline Technologies Corp.†	1,825,500
24,000	Kaman Corp.	1,418,880
9,000	United Technologies Corp.	1,062,630

		4,495,210

	Automotive: Parts and Accessories — 1.2%
24,000	Haldex AB	168,429
7,800	Tenneco Inc., Cl. A.	270,504
900,000	UQM Technologies Inc.†	1,489,500

		1,928,433

	Broadcasting — 2.8%
100,000	Tribune Media Co., Cl. A	4,591,000

	Building and Construction — 4.7%
42,000	Griffon Corp.	668,220
11,000	Nobility Homes Inc.	247,500
4,000	Norbord Inc.	115,682
10,000	Skyline Champion Corp.	180,600
125,000	USG Corp.	5,393,750
11,000	Vulcan Materials Co.	1,118,150

		7,723,902

	Business Services — 1.3%
250,021	Clear Channel Outdoor Holdings Inc., Cl. A†	1,392,617
5,000	Travelport Worldwide Ltd.	78,300
2,000	XPO Logistics Europe SA	682,180

		2,153,097

	Cable and Satellite — 2.0%
27,000	AMC Entertainment Holdings Inc., Cl. A	395,550
26,000	DISH Network Corp., Cl. A†	797,420
3,500	Liberty Broadband Corp., Cl. A†	296,695
3,500	Liberty Broadband Corp., Cl. C†	297,570
20,000	Liberty Global plc, Cl. A†	488,000
20,000	Liberty Global plc, Cl. C†	471,200
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	91,800
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	94,110
20,000	Shaw Communications Inc., Cl. B	406,600

		3,338,945

	Communications Equipment — 0.4%
39,000	Digi International Inc.†	462,540
1,000	Harris Corp.	153,180

		615,720

	Computer Software and Services — 7.4%
4,000	Business & Decision†	33,605
8,000	First Data Corp., Cl. A†	197,200
54,000	Luxoft Holding Inc.†	3,133,620

Shares		Market Value

102,000	MINDBODY Inc., Cl. A†	$3,718,920
100,000	MYOB Group Ltd.	246,418
26,000	Red Hat Inc.†	4,623,840
1,400	Rockwell Automation Inc.	237,328

		12,190,931

	Consumer Products — 0.4%
190,000	Avon Products Inc.†	444,600
2,000	Bang & Olufsen A/S†	29,437
9,000	Clarion Co. Ltd.	206,234

		680,271

	Consumer Services — 0.2%
50,000	MoneyGram International Inc.†	106,500
2,800	Nutrisystem Inc.	121,548
2,250	Rollins Inc.	83,790

		311,838

	Containers and Packaging — 0.2%
5,500	Greif Inc., Cl. A	214,500
1,000	Greif Inc., Cl. B	45,150

		259,650

	Diversified Industrial — 1.7%
173,000	Myers Industries Inc.	2,812,980

	Electronics — 0.4%
40,000	Sparton Corp.†	735,600

	Energy and Utilities — 9.0%
7,000	Alerion Cleanpower SpA	22,674
460,000	Alvopetro Energy Ltd.†	112,029
7,500	Anadarko Petroleum Corp.	354,975
4,000	Avangrid Inc.	199,480
6,000	Avista Corp.	251,100
6,500	Connecticut Water Service Inc.	440,960
36,000	Endesa SA	899,104
1,000	Etablissements Maurel et Prom†	3,943
75,000	GenOn Energy Inc., Escrow†(a)	0
180,000	Gulf Coast Ultra Deep Royalty Trust	5,130
8,000	KLX Energy Services Holdings Inc.†	208,480
8,000	NorthWestern Corp.	511,280
30,000	Severn Trent plc	786,367
1,000	Southwest Gas Holdings Inc.	78,320
150,000	Vectren Corp.	10,857,000
6,500	Whiting Petroleum Corp.†	186,095

		14,916,937

	Entertainment — 4.6%
10,000	Cherry AB, Cl. B†	94,603
3,600	Discovery Inc., Cl. A†	102,168
10,800	Discovery Inc., Cl. C†	287,820
180,000	Dover Motorsports Inc.	358,200
5,000	International Speedway Corp., Cl. A	217,250
5,000	Liberty Media Corp.- Liberty Braves, Cl. A†	135,700

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
5,000	Liberty Media Corp.- Liberty Braves, Cl. C†	$134,800
8,140	Lions Gate Entertainment Corp., Cl. B	142,694
126,000	Twenty-First Century Fox Inc., Cl. B	6,181,560

		7,654,795

	Financial Services — 5.8%
1,400	Argo Group International Holdings Ltd.	93,436
4,000	Aspen Insurance Holdings Ltd.	166,920
3,600	BKF Capital Group Inc.†	38,520
40,000	Investment Technology Group Inc.	1,210,400
2,000	Jardine Lloyd Thompson Group plc	49,841
81,000	Navient Corp.	923,400
1,000	Oslo Bors VPS Holding ASA	18,022
100	Patriot National Inc.†(a)	2
100,000	SLM Corp.†	1,071,000
1,600	SLM Solutions Group AG†	19,962
16,000	Sterling Bancorp	307,840
31,000	Synovus Financial Corp.	1,098,020
4,000	The Navigators Group Inc.	279,200
400	Topdanmark A/S	19,048
30,000	The Dun & Bradstreet Corp.	4,342,200

		9,637,811

	Food and Beverage — 1.7%
4,200	Campbell Soup Co.	148,806
4,500	Flowers Foods Inc.	88,470
18,000	GrainCorp Ltd., Cl. A	124,299
10,000	Mondelēz International Inc., Cl. A	462,600
1,965,000	Premier Foods plc†	1,030,914
28,000	Tootsie Roll Industries Inc.	970,200

		2,825,289

	Health Care — 12.9%
125,000	Akorn Inc.†	470,000
13,000	Allergan plc	1,871,740
24,000	AstraZeneca plc, ADR	877,920
1,300	Bio-Rad Laboratories Inc., Cl. A†	324,831
5,000	Bristol-Myers Squibb Co.	246,850
44,500	BTG plc†	485,605
30,000	Celgene Corp.†	2,653,800
250,000	Civitas Solutions Inc.†	4,432,500
8,000	Grifols SA, ADR	148,960
100	ICU Medical Inc.†	24,880
10,000	Idorsia Ltd.†	172,357
1,400	Illumina Inc.†	391,706
23,000	Loxo Oncology Inc.†	5,395,800
6,000	Mylan NV†	179,700
2,400	NxStage Medical Inc.†	69,768
435,000	Pacific Biosciences of California Inc.†	3,010,200
7,000	Perrigo Co. plc	325,150

Shares		Market Value

6,000	Smith & Nephew plc, ADR	$228,360

		21,310,127

	Hotels and Gaming — 2.2%
80,000	Belmond Ltd., Cl. A†	1,993,600
900	Churchill Downs Inc.	82,782
2,000	Eldorado Resorts Inc.†	93,240
18,000	Ryman Hospitality Properties Inc., REIT	1,446,300

		3,615,922

	Machinery — 0.7%
6,000	CIRCOR International Inc.†	165,900
60,000	CNH Industrial NV	588,140
15,000	CNH Industrial NV, Borsa Italiana	148,650
4,000	Xylem Inc.	285,040

		1,187,730

	Media — 2.1%
3,000	Telegraaf Media Groep NV†(a)	20,603
53,000	Telenet Group Holding NV	2,452,024
55,000	The E.W. Scripps Co., Cl. A	1,032,900

		3,505,527

	Metals and Mining — 2.1%
38,000	Alamos Gold Inc., Cl. A	169,480
130,000	Goldcorp Inc.	1,454,700
19,000	Pan American Silver Corp.	283,420
400,000	Tahoe Resources Inc.†	1,516,000

		3,423,600

	Real Estate — 0.4%
21,000	InfraREIT Inc., REIT†	443,100
5,000	Vastned Retail Belgium NV, REIT	264,402

		707,502

	Retail — 0.6%
230,000	Rite Aid Corp.†	184,759
4,000	SpartanNash Co.	83,000
29,000	Village Super Market Inc., Cl. A	779,810

		1,047,569

	Semiconductors — 1.3%
13,500	AIXTRON SE†	134,495
22,200	NXP Semiconductors NV	1,932,066

		2,066,561

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 0.4%
6,000	GCP Applied Technologies Inc.†	$151,200
2,000	Linde plc	326,020
26,000	SGL Carbon SE†	213,376

		690,596

	Telecommunications — 3.3%
30,000	ARRIS International plc†	941,700
280,000	Asia Satellite Telecommunications Holdings Ltd.	194,822
40,000	AT&T Inc.	1,202,400
75,000	CenturyLink Inc.	1,149,000
48,771	Cincinnati Bell Inc.†	406,750
1,300	Finisar Corp.†	29,614
200,000	Koninklijke KPN NV	615,106
8,000	Liberty Latin America Ltd., Cl. A†	139,480
10,000	Liberty Latin America Ltd., Cl. C†	174,800
13,000	Loral Space & Communications Inc.†	469,430
11,000	Parrot SA†	40,164
1,000	Rogers Communications Inc., Cl. B	54,070

		5,417,336

	Transportation — 1.0%
2,000	GATX Corp.	151,360
47,000	Navistar International Corp.†	1,543,480

		1,694,840

	Wireless Communications — 4.6%
46,000	Millicom International Cellular SA, SDR	2,877,431
70,000	Sprint Corp.†	436,800
5,000	Telephone & Data Systems Inc.	181,100
40,000	T-Mobile US Inc.†	2,784,800
22,000	United States Cellular Corp.†	1,266,760

		7,546,891

	TOTAL COMMON STOCKS	129,086,610

	RIGHTS — 0.1%
	Health Care — 0.0%
20,000	Adolor Corp., CPR, expire 07/01/19†(a)	0
13,000	Ambit Biosciences Corp., CVR†(a)	7,800
5,000	American Medical Alert Corp., CPR†(a)	50
75,000	Innocoll, CVR†(a)	45,000
11,000	Ocera Therapeutics, CVR†(a)	4,290

Shares		Market Value

100	Omthera Pharmaceuticals Inc., CVR†(a)	$0
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
7,000	Tobira Therapeutics Inc., CVR†(a)	420

		57,560

	Media — 0.0%
40,000	Media General Inc., CVR†(a)	0

	Specialty Chemicals — 0.1%
70,000	A. Schulman Inc., CVR†(a)	140,000

	TOTAL RIGHTS	197,560

Principal Amount

	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$7,000	Constellation Health Promissory Note, PIK,
	5.000%, 01/31/24(a)(b)	3,010

	U.S. GOVERNMENT OBLIGATIONS — 21.8%
36,148,000	U.S. Treasury Bills, 2.310% to 2.511%††, 02/28/19 to 06/13/19	35,962,754

	TOTAL INVESTMENTS — 100.0% (Cost $158,695,095)	$165,249,934

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 1/31/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$7,476,402	$247,500	—	$7,723,902
Energy and Utilities	14,916,937	—	$0	14,916,937
Financial Services	9,599,289	38,520	2	9,637,811
Media	3,484,924	—	20,603	3,505,527
All Other Industries (a)	93,302,433	—	—	93,302,433
Total Common Stocks	128,779,985	286,020	20,605	129,086,610
Rights (a)	—	—	197,560	197,560
Corporate Bonds (a)	—	—	3,010	3,010
U.S. Government Obligations	—	35,962,754	—	35,962,754
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$128,779,985	$36,248,774	$221,175	$165,249,934

(a)     Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments.

The Fund’s derivative contracts held at January 31, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At January 31, 2019, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At January 31, 2019, there were no short sales outstanding.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

GABELLI ENTERPRISE MERGERS AND

ACQUISITIONS FUND

A Portfolio of the Gabelli 787 Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corporation

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director,

GAMCO Asset Management Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q119QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/12/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/12/19

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 3/12/19

* Print the name and title of each signing officer under his or her signature.